Stock Options (Details) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
		Feb. 29, 2020	Feb. 29, 2020	Aug. 31, 2019		Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity		610,000		2,048,000
Exercise price		$ 0.47	$ 0.54	$ 1.00		$ 1.49
Stock Options 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity		550,000		390,000	[1]
Exercise price		$ 0.47		$ 1.27
Life (Years)		5 years		5 years
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity		60,000 [2]		240,000	[1]
Exercise price		$ 0.43		$ 1.06
Life (Years)		5 years		5 years
Stock Options 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity	[1]			30,000
Exercise price				$ 1.16
Life (Years)				5 years
Stock Options 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity	[1]			350,000
Exercise price				$ 0.99
Life (Years)				5 years
Stock Options 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity	[1]			440,000
Exercise price				$ 0.99
Life (Years)				5 years
Stock Options 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity	[1]			48,000
Exercise price				$ 0.96
Life (Years)				5 years
Stock Options 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity				100,000
Exercise price				$ 0.81
Life (Years)				5 years
Stock Options 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quantity	[1]			450,000
Exercise price				$ 0.81
Life (Years)				5 years

[1]	Options granted vest over a period of three years
[2]	Options granted vest 20,000 on grant and 20,000 annually thereafter until fully vested.